Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

Basic and diluted net earnings per share for each of the periods presented are calculated as follows:

	For the three months ended June 30, 2026	For the three months ended June 30, 2025
	US$	US$
Numerator:
Net income attributable to ordinary shareholders – basic and diluted	3,151,784	1,851,812

Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	8,636,186	8,577,679
Earnings per share attributable to ordinary shareholders – basic and diluted	0.36	0.22

Basic and diluted net earnings per share for each of the periods presented are calculated as follows:

	March 31, 2026	March 31, 2025
	US$	US$
Numerator:
Net income attributable to ordinary shareholders – basic and diluted	7,533,321	4,823,338

Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	8,608,245	8,577,583
Earnings per share attributable to ordinary shareholders – basic and diluted	0.88	0.56